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                                   NATIONWIDE
                                   DC VARIABLE
                                     ACCOUNT



                                     [LOGO]




                               SEMI-ANNUAL REPORT
                                       TO
                      PARTICIPANTS AND RETIRED PARTICIPANTS
                                  JUNE 30, 1998



                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO



                                        [NATIONWIDE LIFE INSURANCE COMPANY LOGO]

APO-723-Y (6/98)


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                    [NATIONWIDE LIFE INSURANCE COMPANY LOGO]



                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

         We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide DC Variable Account.

         The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

         We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

         Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 17, 1998


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CONTENTS

HOW TO READ THE SEMI-ANNUAL REPORT .......................................   5
     Explanation on how to read and understand the various financial reports


FUND PERFORMANCES ........................................................   6


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY .............   8


STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY ...............................................  11


NOTES TO FINANCIAL STATEMENTS ............................................  29





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HOW TO READ THE SEMI-ANNUAL REPORT


This Semi-Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the Nationwide DC Variable Account (the Account). The Account is a separate account trust which offers investment options in sixty-seven mutual funds from twenty-one mutual fund houses.

The Semi-Annual Report has two major financial sections.

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement, beginning on page 8, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on June 30, 1998. The funds are generally presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 33.

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

These statements, found on page 11, show the activity in the Account for the periods stated herein.

The Investment activity section shows the changes in unrealized gain (loss) of the mutual funds in the Account, realized gain
(loss) as shares of the funds are bought (sold), mortality, expense and administration charges which are assessed through the daily unit value calculations, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the receipt of purchase payments by the Account as new contracts are sold, existing contract owners deposit additional funds; and deductions from the Account when money is withdrawn, contracts are canceled, annuity benefits are paid, and annual contract maintenance charges and contingent deferred sales charges are assessed.

Net change in contract owners' equity equals Investment activity plus Equity transactions.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

As you review the following pages of the Semi-Annual Report, the Notes to Financial Statements, beginning on page 29, will also help explain and clarify the various statements and schedules.

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FUND PERFORMANCES

--------------------------------------------------------------------------------
                 Average Annual Total Return: Non-Standardized+
Percent Change in Net Assets with Capital Gains and Income Dividends Reinvested
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                   6 Months       Year      3 Years     5 Years     10 Years*
                                                    1/1/98-       1997      7/1/95-     7/1/93-      7/1/88-
Funds**                                             6/30/98                 6/30/98     6/30/98      6/30/98
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
AIM Constellation Fund                               12.61%      12.37%      17.01%      17.02%      18.53%
Janus Twenty Fund                                    35.18%      28.47%      34.65%      22.43%      22.54%
Mass. Investors Growth Stock Fund                    23.49%      46.75%      34.08%      23.39%      18.75%
Putnam Voyager Fund                                  16.25%      24.79%      24.52%      20.64%      18.44%

GROWTH FUNDS
AIM Weingarten Fund                                  18.06%      25.28%      23.99%      19.22%      16.51%
American Century: Twentieth Century Growth Fund      22.79%      28.06%      21.78%      17.09%      15.82%
American Century: Twentieth Century Select Fund      19.25%      30.94%      24.77%      16.28%      14.55%
American Century: Twentieth Century Ultra Fund       23.41%      21.97%      24.51%      18.66%      20.95%
Davis New York Venture Fund                           9.96%      32.41%      27.15%      21.46%      19.40%
Dreyfus Third Century Fund                           17.62%      28.15%      28.40%      19.14%      15.46%
Fidelity Contrafund                                  16.73%      21.84%      24.50%      19.23%      21.83%
Fidelity Magellan (SM) Fund                          17.52%      25.40%      20.93%      18.19%      17.64%
Fidelity OTC Portfolio                               18.16%       8.87%      20.05%      17.59%      16.39%
Growth Fund of America(R)                            13.95%      25.66%      19.70%      17.87%      15.13%
Janus Fund                                           20.93%      21.56%      24.41%      18.09%      18.49%
MFS(R) Growth Opportunities Fund                     19.82%      22.12%      25.38%      18.75%      14.93%
Nationwide(R) Growth Fund                            18.41%      25.04%      22.68%      18.36%      14.09%
Neuberger & Berman Manhattan Fund                    15.26%      27.98%      19.77%      16.30%      15.12%
Putnam Investors Fund                                22.29%      33.22%      30.38%      22.27%      17.78%
Seligman Growth Fund                                 19.83%      16.99%      24.17%      17.52%      14.80%
Strong Common Stock                                   7.75%      22.85%      21.11%      18.01%      20.02%

GROWTH AND INCOME FUNDS
Delaware Group - Decatur Income Fund                  8.57%      28.73%      23.52%      17.93%      13.33%
Evergreen Income and Growth Fund                      1.50%      24.40%      15.54%      10.72%       9.97%
Fidelity Asset Manager(TM)                            7.59%      21.12%      16.44%      11.88%      12.79%
Fidelity Equity-Income Fund                          10.73%      28.76%      24.63%      19.03%      14.75%
Fidelity Growth and Income Portfolio                 15.51%      28.94%      27.31%      20.73%      18.46%
Fidelity Puritan(R) Fund                             10.31%      21.19%      18.56%      14.55%      13.57%
Income Fund of America(R)                             5.86%      21.01%      17.83%      13.45%      12.59%
INVESCO Industrial Income Fund                        9.23%      25.25%      20.24%      15.12%      15.52%
Nationwide(R) Fund                                   21.44%      38.31%      33.78%      23.10%      17.48%
Neuberger & Berman Guardian Fund                     12.10%      16.82%      18.02%      16.55%      15.22%

INCOME FUNDS
Bond Fund of America(SM)                              3.34%       8.20%       7.88%       6.18%       8.36%
Fidelity Capital & Income Fund                        7.62%      13.62%      12.11%       9.42%      10.88%
MAS Fixed Income Portfolio                            2.89%       8.57%       8.29%       6.49%       8.69%
MFS(R) High Income Fund                               5.41%      11.78%      11.64%       9.20%       9.47%
Nationwide(R) Bond Fund                               3.84%       8.27%       6.80%       5.34%       7.65%

INDEX FUND
Dreyfus S&P 500 Index Fund                           16.87%      31.83%      28.30%      21.23%      15.78%
SEI Index Fund (S & P 500 Index)                     17.03%      31.82%      28.71%      21.61%      17.17%

INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(SM)           13.18%       1.73%      12.27%      12.12%      10.12%
Templeton Foreign Fund                                2.13%       5.64%       9.35%      10.72%      11.29%
Templeton Global Smaller Companies Fund               3.14%       6.05%      11.37%      11.08%      10.76%

GOVERNMENT BOND FUNDS
Federated U.S. Government Securities Fund             2.52%       6.12%       5.16%       4.37%       6.45%

MONEY MARKET FUND
Dreyfus Cash Management                               2.26%       4.55%       4.58%       4.08%       4.89%
Nationwide(R) Money Market Fund                       2.05%       4.12%       4.13%       3.65%       4.38%

S&P 500 ***                                          17.71%      33.36%      30.24%      23.08%      18.56%
--------------------------------------------------------------------------------------------------------------

   * The percentage in the 10-year column for the Fidelity Asset Manager reflects performance since its inception in December 1988, the figure shown for Strong Common Stock reflects performance since its inception in December 1989, and the figure shown for Dreyfus S&P 500 Index Fund reflects performance since its inception in November 1989.
  ** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.
 *** The S&P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

   + SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.

NOTE: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.

For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

                                    Sources: Nationwide Advisory Services
                                             Computer Directions Advisors, Inc.

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--------------------------------------------------------------------------------
                    Average Annual Total Return: Standardized
 Percent Change in Net Assets with Capital Gains and Income Dividends Reinvested
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                   6 Months      Year       3 Years     5 Years    10 Years*
                                                    1/1/98-      1997       7/1/95-     7/1/93-     7/1/88-
Funds**                                             6/30/98                 6/30/98     6/30/98     6/30/98
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
AIM Constellation Fund                                6.86%       5.87%      14.46%      15.27%      17.59%
Janus Twenty Fund                                    29.43%      21.97%      32.48%      20.61%      21.73%
Mass. Investors Growth Stock Fund                    17.74%      40.25%      31.89%      21.64%      17.69%
Putnam Voyager Fund                                  10.50%      18.29%      22.19%      18.97%      17.44%

GROWTH FUNDS
AIM Weingarten Fund                                  12.31%      18.78%      21.60%      17.45%      15.47%
American Century: Twentieth Century Growth Fund      17.04%      21.56%      19.25%      15.21%      14.76%
American Century: Twentieth Century Select Fund      13.50%      24.44%      22.37%      14.32%      13.41%
American Century: Twentieth Century Ultra Fund       17.66%      15.47%      22.14%      16.85%      20.07%
Davis New York Venture Fund                           4.21%      25.91%      24.86%      19.78%      18.44%
Dreyfus Third Century Fund                           11.87%      21.65%      26.14%      17.31%      14.32%
Fidelity Contrafund                                  10.98%      15.34%      22.13%      17.47%      21.02%
Fidelity Magellan(R) Fund                            11.77%      18.90%      18.41%      16.41%      16.65%
Fidelity OTC Portfolio                               12.41%       2.37%      17.58%      15.81%      15.34%
Growth Fund of America(R)                             8.20%      19.16%      17.15%      16.10%      14.01%
Janus Fund                                           15.18%      15.06%      22.03%      16.27%      17.58%
MFS(R) Growth Opportunities Fund                     14.07%      15.62%      23.05%      16.94%      13.75%
Nationwide(R) Growth Fund                            12.66%      18.54%      20.25%      16.58%      12.85%
Neuberger & Berman Manhattan Fund                     9.51%      21.48%      17.24%      14.43%      14.02%
Neuberger & Berman Partners Fund                      0.86%      21.51%      22.10%      17.65%      14.44%
Putnam Investors Fund                                16.54%      26.72%      28.14%      20.55%      16.70%
Seligman Growth Fund                                 14.08%      10.49%      21.83%      15.70%      13.66%
Strong Common Stock                                   2.00%      16.35%      18.69%      16.28%        N/A

GROWTH AND INCOME FUNDS
Delaware Group - Decatur Income Fund                  2.82%      22.23%      21.15%      16.14%      12.06%
Evergreen Income and Growth Fund                     -4.25%      17.90%      12.92%       8.62%       8.60%
Fidelity Asset Manager(TM)                            1.84%      14.62%      13.83%       9.86%        N/A
Fidelity Equity-Income Fund                           4.98%      22.26%      22.29%      17.28%      13.52%
Fidelity Growth and Income Portfolio                  9.76%      22.44%      25.03%      19.02%      17.47%
Fidelity Puritan(R) Fund                              4.56%      14.69%      16.03%      12.66%      12.39%
Income Fund of America(R)                             0.11%      14.51%      15.29%      11.50%      11.37%
INVESCO Industrial Income Fund                        3.48%      18.75%      17.76%      13.22%      14.48%
Nationwide(R) Fund                                   15.69%      31.81%      31.62%      21.38%      16.39%
Neuberger & Berman Guardian Fund                      6.35%      10.32%      15.46%      14.77%      14.12%

INCOME FUND
Bond Fund of America(SM)                             -2.41%       1.70%       4.96%       3.91%       6.98%
Fidelity Capital & Income Fund                        1.87%       7.12%       9.34%       7.31%       9.56%
MAS Fixed Income Portfolio                           -2.86%       2.07%       5.40%       4.23%       7.33%
MFS(R) High Income Fund                              -0.34%       5.28%       8.87%       7.09%       8.06%
Nationwide(R) Bond Fund                              -1.91%       1.77%       3.82%       3.00%       6.23%

INDEX FUND
Dreyfus S&P 500 Index Fund                           11.12%      25.33%      26.04%      19.51%        N/A
SEI Index Fund (S & P 500 Index)                     11.28%      25.32%      26.46%      19.90%      16.09%

INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(SM)            7.43%      -4.77%       9.60%      10.26%       8.83%
Templeton Foreign Fund                               -3.62%      -0.86%       6.58%       8.82%      10.15%
Templeton Global Smaller Companies Fund              -2.61%      -0.45%       8.69%       9.17%       9.51%

GOVERNMENT BOND FUNDS
Federated U.S. Government Securities Fund            -3.23%      -0.38%       2.12%       2.00%       4.96%

MONEY MARKET FUND
Dreyfus Cash Management                              -3.49%      -1.95%       1.53%       1.73%       3.27%
Nationwide(SM) Money Market Fund                     -3.70%      -2.38%       1.06%       1.26%       2.72%
--------------------------------------------------------------------------------------------------------------

   * The percentage in the 10-year column for the Fidelity Asset Manager reflects performance since its inception in December 1988, the figure shown for Strong Common Stock reflects performance since its inception in December 1989, and the figure shown for Dreyfus S&P 500 Index Fund reflects performance since its inception in November 1989.
  ** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

NOTE: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee, $15 annual administrative charge, and a 5.0% Contingent Deferred Sales Charge. These charges/fees may not be applicable to your Deferred Compensation Program. Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

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                         NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 1998
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         238,642 shares (cost $7,005,180) ..........................................      $  7,333,471
      American Century: Twentieth Century Growth Fund (ACTCGro)
         5,732,074 shares (cost $123,287,461) ......................................       169,784,025
      American Century: Twentieth Century Select Fund (ACTCSel)
         55,197 shares (cost $2,135,244) ...........................................         2,816,683
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         12,299,538 shares (cost $336,898,720) .....................................       416,339,368
      The Bond Fund of AmericaSM, Inc. (BdFdAm)
         1,114,525 shares (cost $15,416,007) .......................................        15,558,765
      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         17,581 shares (cost $406,770) .............................................           433,713
      Delaware Group Decatur Fund, Inc. -
      Decatur Income Fund Institutional Class (DeDecInc)
        14,466 shares (cost $266,570) ..............................................           313,922
      Dreyfus Cash Management - Class A (DryCsMgt)
         246,198 shares (cost $246,198) ............................................           246,198
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         1,434,443 shares (cost $43,004,538) .......................................        48,340,737
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         3,869,504 shares (cost $37,151,818) .......................................        48,059,242
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         186,388 shares (cost $3,683,669) ..........................................         4,449,081
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt)
        360,771 shares (cost $3,837,895) ...........................................         3,845,821
      Fidelity Asset ManagerTM (FidAsMgr)
         429,135 shares (cost $7,513,196) ..........................................         8,385,296
      Fidelity Capital & Income Fund (FidCapInc)
         137,526 shares (cost $1,244,299) ..........................................         1,424,772
      Fidelity Contrafund (FidContr)
         5,835,390 shares (cost $239,810,047) ......................................       318,670,645
      Fidelity Equity-Income Fund (FidEqInc)
         5,612,055 shares (cost $223,630,504) ......................................       321,009,541
      Fidelity Growth & Income Portfolio (FidGrInc)
         415,421 shares (cost $15,964,813) .........................................        18,282,665
      Fidelity Magellan(R) Fund (FidMgln)
         2,423,475 shares (cost $197,832,203) ......................................       265,685,533

      The Growth Fund of America(R), Inc. (GroFdAm)
         756,681 shares (cost $13,087,715) ..........................................          16,268,650
      The Income Fund of America(R), Inc. (IncFdAm)
         1,085,686 shares (cost $17,831,824) ........................................          20,085,200
      INVESCO Industrial Income Fund, Inc. (InvIndlnc)
         1,652,905 shares (cost $22,429,222) ........................................          26,743,997
      Janus Fund (JanFund)
         3,041,781 shares (cost $77,492,257) ........................................          91,770,533
      Janus Worldwide Fund (JanWrldwde)
         20,105 shares (cost $936,732) ..............................................             947,553
      MAS Funds - Fixed Income Portfolio (MASFIP)
         308,206 shares (cost $3,705,080) ...........................................           3,741,626
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         2,086,822 shares (cost $26,116,770) ........................................          34,599,507
      MFS(R) High Income Fund - Class A (MFSHiInc)
         1,037,001 shares (cost $5,873,603) .........................................           5,827,947
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         577,883 shares (cost $6,464,108) ...........................................           8,905,171
      NAAT - The Aggressive Portfolio (NAATAggr)
         198,365 shares (cost $2,188,071) ...........................................           2,281,193
      NAAT - The Conservative Portfolio (NAATCons)
         20,456 shares (cost $214,263) ..............................................             217,650
      NAAT - The Moderate Portfolio (NAATMod)
         38,658 shares (cost $426,989) ..............................................             431,031
      NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
         79,759 shares (cost $878,564) ..............................................             898,086
      NAAT - The Moderately Conservative Portfolio (NAATModCon)
         27,519 shares (cost $294,864) ..............................................             300,235
      Nationwide(R) Bond Fund - Class D (NWBdFd)
         10,822 shares (cost $99,772) ...............................................             104,436
      Nationwide(R) Fund - Class D (NWFund)
         4,431,652 shares (cost $106,295,371) .......................................         137,159,629
      Nationwide(R) Growth Fund - Class D (NWGroFd)
         798,805 shares (cost $11,015,359) ..........................................          13,419,925
      Nationwide(R) Money Market Fund (NWMyMkt)
         69,125,756 shares (cost $69,125,756) .......................................          69,125,756
      Neuberger & Berman Guardian Fund (NBGuard)
         61,612 shares (cost $1,791,272) ............................................           1,792,900
      Neuberger & Berman Manhattan Fund (NBManhFd)
         11,388 shares (cost $134,784) ..............................................             145,203
      Putnam Investors Fund - Class A (PutInvFd)
         4,575,710 shares (cost $43,790,791) ........................................          63,190,550
      Putnam Voyager Fund - Class A (PutVoyFd)
         8,127,194 shares (cost $136,434,320) .......................................         180,830,070

                                                                     (Continued)

      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         897,320 shares (cost $28,019,175) ..........................................          32,124,059
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         456,290 shares (cost $2,468,436) ...........................................           3,340,040
      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,214,397 shares (cost $32,643,310) ........................................          33,791,691
      Templeton Foreign Fund - Class I (TemForFd)
         7,320,216 shares (cost $74,610,437) ........................................          74,739,401
      American Century VP - American Century VP Balanced (ACVPBal)
         1,249 shares (cost $9,329) .................................................              10,295
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         8,596 shares (cost $86,044) ................................................              79,942
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         474 shares (cost $11,507) ..................................................              14,008
      Dreyfus Stock Index Fund (DryStkIx)
         2,927 shares (cost $71,723) ................................................              87,860
      Fidelity VIP Fund II - Asset Manager Portfolio (FidVIPAM)
         2,572 shares (cost $40,560) ................................................              44,370
      Fidelity VIP Fund - Equity-Income Portfolio (FidVIPEI)
         7,959 shares (cost $169,920) ...............................................             200,335
      Fidelity VIP Fund - Growth Portfolio (FidVIPGr)
         4,499 shares (cost $138,505) ...............................................             172,392
      Fidelity VIP Fund - High Income Portfolio (FidVIPHI)
         4,173 shares (cost $51,036) ................................................              52,708
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         8,813 shares (cost $158,101) ...............................................             181,730
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,471 shares (cost $16,364) ................................................              16,915
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         19,878 shares (cost $19,878) ...............................................              19,878
      Nationwide SAT - Small Company Fund (NSATSmCo)
         2,019,654 shares (cost $2,019,654) .........................................           2,019,654
      Nationwide SAT - Total Return Fund (NSATTotRe)
         7,833 shares (cost $111,695) ...............................................             146,474
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         1,145 shares (cost $29,195) ................................................              30,128
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         723 shares (cost $9,906) ...................................................               9,807
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         2,560 shares (cost $44,261) ................................................              49,279
                                                                                           --------------
            Total investments .......................................................       2,476,897,292
   Accounts receivable ..............................................................              74,063
                                                                                           --------------
            Total assets ............................................................       2,476,971,355
ACCOUNTS PAYABLE ....................................................................             943,852
                                                                                           --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ....................................................      $2,476,027,503
                                                                                           ==============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)



                                                                   TOTAL                                AIMCON
                                                    ----------------------------------    ----------------------------------
                                                          1998              1997               1998                1997
                                                    ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     7,526,943          7,706,347                  -                  -
  Mortality and expense charges (note 2) ........        (5,586,625)        (3,898,043)           (19,060)           (41,021)
  Administration charge (note 2) ................        (3,905,628)        (2,910,324)            (7,515)           (31,974)
                                                    ---------------    ---------------    ---------------    ---------------
    Net investment activity .....................        (1,965,310)           897,980            (26,575)           (72,995)

  Proceeds from mutual fund shares sold .........       205,690,551        127,538,887          6,048,156          5,097,633
  Cost of mutual fund shares sold ...............      (164,731,807)      (112,268,086)        (5,556,896)        (4,299,436)
                                                    ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .........        40,958,744         15,270,801            491,260            798,197
  Change in unrealized gain (loss) on investments       283,448,052        184,132,014            551,636            415,452
                                                    ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..............       324,406,796        199,402,815          1,042,896          1,213,649
                                                    ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ......................        15,360,642          8,663,127                  -                  -
                                                    ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       337,802,128        208,963,922          1,016,321          1,140,654
                                                    ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       316,375,456        217,822,618            827,571          3,503,156
  Redemptions ...................................      (151,818,032)       (88,285,940)        (4,100,587)        (3,016,246)
  Annual contract maintenance charge (note 2) ...            (1,817)            (1,931)                 -                  -
  Contingent deferred sales charges (note 2) ....              (893)           (10,104)                 -               (372)
  Adjustments to maintain reserves ..............          (430,308)          (100,245)               261                845
                                                    ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...................       164,124,406        129,424,398         (3,272,755)           487,383

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       501,926,534        338,388,320         (2,256,434)         1,628,037
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,974,100,969      1,425,789,282          9,590,157         15,557,461
                                                    ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 2,476,027,503      1,764,177,602          7,333,723         17,185,498
                                                    ===============    ===============    ===============    ===============


                                                                 AIMWEIN                               ACTCGRO
                                                   ----------------------------------    ----------------------------------
                                                         1998               1997               1998               1997
                                                   ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................                -                  -                  -                  -
  Mortality and expense charges (note 2) ........                -             (5,307)          (382,648)          (293,167)
  Administration charge (note 2) ................                -             (4,776)          (250,067)          (205,164)
                                                   ---------------    ---------------    ---------------    ---------------
    Net investment activity .....................                -            (10,083)          (632,715)          (498,331)

  Proceeds from mutual fund shares sold .........              407            463,435         10,107,707         11,271,665
  Cost of mutual fund shares sold ...............             (450)          (404,516)        (9,108,047)       (11,860,026)
                                                   ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .........              (43)            58,919            999,660           (588,361)
  Change in unrealized gain (loss) on investments               46            224,345         31,137,289         19,673,323
                                                   ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..............                3            283,264         32,136,949         19,084,962
                                                   ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ......................                -                  -                  -                  -
                                                   ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........                3            273,181         31,504,234         18,586,631
                                                   ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................                -             65,359          9,323,861           (312,767)
  Redemptions ...................................                -           (308,173)       (10,800,234)        (6,954,783)
  Annual contract maintenance charge (note 2) ...                -                  -                 (5)                (4)
  Contingent deferred sales charges (note 2) ....                -                  -                  -               (367)
  Adjustments to maintain reserves ..............               (3)              (358)             2,320              1,040
                                                   ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...................               (3)          (243,172)        (1,474,058)        (7,266,881)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........                -             30,009         30,030,176         11,319,750
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....                -          2,116,847        139,756,024        113,853,751
                                                   ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........                -          2,146,856        169,786,200        125,173,501
                                                   ===============    ===============    ===============    ===============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


                                                             ACTCINTLGR                        ACTCSEL
                                                    ----------------------------   ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          -               -              -               -
  Mortality and expense charges (note 2)  .......             (2)              -         (6,428)         (4,251)
  Administration charge (note 2) ................             (2)              -         (2,681)         (1,768)
                                                    ------------    ------------   ------------    ------------
    Net investment activity .....................             (4)              -         (9,109)         (6,019)

  Proceeds from mutual fund shares sold .........         11,135               -        150,203          85,295
  Cost of mutual fund shares sold ...............        (10,717)              -       (101,159)        (68,626)
                                                    ------------    ------------   ------------    ------------
    Realized gain (loss) on investments .........            418               -         49,044          16,669
  Change in unrealized gain (loss) on investments              -               -        416,051         315,852
                                                    ------------    ------------   ------------    ------------
    Net gain (loss) on investments ..............            418               -        465,095         332,521
                                                    ------------    ------------   ------------    ------------
  Reinvested capital gains ......................              -               -              -               -
                                                    ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........            414               -        455,986         326,502
                                                    ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         10,713               -        133,540          99,406
  Redemptions ...................................        (11,133)              -        (67,723)        (53,315)
  Annual contract maintenance charge (note 2) ...              -               -              -               -
  Contingent deferred sales charges (note 2) ....              -               -              -               -
  Adjustments to maintain reserves ..............              6               -              8               1
                                                    ------------    ------------   ------------    ------------
      Net equity transactions ...................           (414)              -         65,825          46,092

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........              -               -        521,811         372,594
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....              -               -      2,294,883       1,558,172
                                                    ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $          -               -      2,816,694       1,930,766
                                                    ============    ============   ============    ============


                                                             ACTCULTRA                          BDFDAM
                                                    ----------------------------    ----------------------------
                                                         1998            1997           1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -               -         497,854         411,668
  Mortality and expense charges (note 2)  .......       (927,444)       (671,863)        (35,213)        (28,890)
  Administration charge (note 2) ................       (660,386)       (508,976)        (26,128)        (23,087)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................     (1,587,830)     (1,180,839)        436,513         359,691

  Proceeds from mutual fund shares sold .........     29,963,280      18,487,083       2,294,830       2,797,351
  Cost of mutual fund shares sold ...............    (20,103,204)    (12,966,126)     (2,256,243)     (2,615,750)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      9,860,076       5,520,957          38,587         181,601
  Change in unrealized gain (loss) on investments     69,635,146      36,383,589         (91,382)       (131,209)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     79,495,222      41,904,546         (52,795)         50,392
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -          68,681               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     77,907,392      40,723,707         452,399         410,083
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     32,834,006      26,777,345       3,248,462         371,695
  Redemptions ...................................    (29,064,187)    (13,005,968)       (605,349)       (848,693)
  Annual contract maintenance charge (note 2) ...            (12)            (24)             (7)             (8)
  Contingent deferred sales charges (note 2) ....              -          (1,129)              -               -
  Adjustments to maintain reserves ..............         10,033         (27,467)           (193)           (180)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................      3,779,840      13,742,757       2,642,913        (477,186)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     81,687,232      54,466,464       3,095,312         (67,103)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    334,663,456     245,403,535      12,478,178      11,554,576
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    416,350,688     299,869,999      15,573,490      11,487,473
                                                    ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                             DNYVENFD                        DEDECINC
                                                    --------------------------    --------------------------
                                                        1998           1997          1998            1997
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     2,250              -          3,637          3,796
  Mortality and expense charges (note 2)  .......        (1,110)        (8,525)          (758)          (586)
  Administration charge (note 2) ................          (888)        (7,610)          (646)          (508)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................           252        (16,135)         2,233          2,702

  Proceeds from mutual fund shares sold .........       131,230      1,030,002          6,317         18,915
  Cost of mutual fund shares sold ...............      (132,417)      (878,348)        (4,796)       (16,977)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        (1,187)       151,654          1,521          1,938
  Change in unrealized gain (loss) on investments        42,873        394,157         20,744         30,950
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        41,686        545,811         22,265         32,888
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................         6,545              -              -              -
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        48,483        529,676         24,498         35,590
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       (16,032)     3,206,481         12,134         13,946
  Redemptions ...................................       (34,856)    (1,321,499)        (5,318)       (19,529)
  Annual contract maintenance charge (note 2) ...             -              -              -              -
  Contingent deferred sales charges (note 2) ....             -              -              -              -
  Adjustments to maintain reserves ..............        (9,942)           105             11             (6)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................       (60,830)     1,885,087          6,827         (5,589)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       (12,347)     2,414,763         31,325         30,001
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       446,013      2,215,046        282,605        223,128
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   433,666      4,629,809        313,930        253,129
                                                    ===========    ===========    ===========    ===========

                                                            DRYCSMGT                      DRY500IX
                                                   --------------------------    --------------------------
                                                       1998          1997            1998           1997
                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        6,609         28,154              -              -
  Mortality and expense charges (note 2)  .......         (608)        (2,648)       (88,852)        (1,421)
  Administration charge (note 2) ................         (486)        (2,291)       (67,060)        (1,090)
                                                   -----------    -----------    -----------    -----------
    Net investment activity .....................        5,515         23,215       (155,912)        (2,511)

  Proceeds from mutual fund shares sold .........       61,404      3,463,566     10,174,952        554,133
  Cost of mutual fund shares sold ...............      (61,404)    (3,463,566)   (10,066,030)      (534,142)
                                                   -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........            -              -        108,922         19,991
  Change in unrealized gain (loss) on investments            -              -      4,849,573         90,935
                                                   -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............            -              -      4,958,495        110,926
                                                   -----------    -----------    -----------    -----------
  Reinvested capital gains ......................            -              -              -              -
                                                   -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        5,515         23,215      4,802,583        108,415
                                                   -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       15,645        193,830     25,694,684      3,248,776
  Redemptions ...................................      (59,292)      (136,585)    (1,541,596)        (3,344)
  Annual contract maintenance charge (note 2) ...            -              -              -              -
  Contingent deferred sales charges (note 2) ....            -              -              -              -
  Adjustments to maintain reserves ..............           15            196        320,473           (606)
                                                   -----------    -----------    -----------    -----------
      Net equity transactions ...................      (43,632)        57,441     24,473,561      3,244,826

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      (38,117)        80,656     29,276,144      3,353,241
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      280,820      1,154,439     19,067,570              -
                                                   -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      242,703      1,235,095     48,343,714      3,353,241
                                                   ===========    ===========    ===========    ===========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                               DRY3DCEN                        EVINCGRO
                                                    ----------------------------    ----------------------------
                                                         1998           1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          -               -         101,246         102,820
  Mortality and expense charges (note 2)  .......       (104,916)        (61,256)        (11,542)        (10,466)
  Administration charge (note 2) ................        (70,916)        (43,079)         (8,049)         (7,564)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (175,832)       (104,335)         81,655          84,790

  Proceeds from mutual fund shares sold .........      1,168,660       1,666,438         353,876         507,480
  Cost of mutual fund shares sold ...............       (853,180)     (1,533,857)       (279,444)       (479,285)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        315,480         132,581          74,432          28,195
  Change in unrealized gain (loss) on investments      6,592,300       3,766,256         (75,733)        292,883
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      6,907,780       3,898,837          (1,301)        321,078
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      6,731,948       3,794,502          80,354         405,868
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      6,334,936       6,535,242        (157,117)       (208,503)
  Redemptions ...................................     (1,156,800)     (1,456,877)       (104,771)       (193,293)
  Annual contract maintenance charge (note 2) ...              -               -               -               -
  Contingent deferred sales charges (note 2) ....              -               -               -               -
  Adjustments to maintain reserves ..............           (626)         (1,945)            (26)             21
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................      5,177,510       5,076,420        (261,914)       (401,775)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     11,909,458       8,870,922        (181,560)          4,093
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     36,149,180      19,942,835       4,630,650       4,320,926
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 48,058,638      28,813,757       4,449,090       4,325,019
                                                    ============    ============    ============    ============

                                                               FEDGNMA                        FEDUSGVT
                                                     ----------------------------    ----------------------------
                                                         1998            1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          10,016          22,306          84,168          59,974
  Mortality and expense charges (note 2)  .......            (768)         (1,660)         (7,774)         (5,339)
  Administration charge (note 2) ................            (691)         (1,494)         (6,323)         (4,443)
                                                     ------------    ------------    ------------    ------------
    Net investment activity .....................           8,557          19,152          70,071          50,192

  Proceeds from mutual fund shares sold .........         980,581         143,957       1,157,436         701,802
  Cost of mutual fund shares sold ...............        (966,648)       (138,566)     (1,134,193)       (718,525)
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........          13,933           5,391          23,243         (16,723)
  Change in unrealized gain (loss) on investments         (13,073)         (5,638)        (18,548)          8,798
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............             860            (247)          4,695          (7,925)
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................               -               -               -               -
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           9,417          18,905          74,766          42,267
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         (43,942)         56,621       1,342,691         375,795
  Redemptions ...................................        (923,736)       (135,281)        (96,320)       (237,142)
  Annual contract maintenance charge (note 2) ...               -               -               -               -
  Contingent deferred sales charges (note 2) ....               -               -               -               -
  Adjustments to maintain reserves ..............            (304)            (26)            (60)            (60)
                                                     ------------    ------------    ------------    ------------
      Net equity transactions ...................        (967,982)        (78,686)      1,246,311         138,593

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        (958,565)        (59,781)      1,321,077         180,860
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         958,565         709,278       2,524,630       2,021,665
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........               -         649,497       3,845,707       2,202,525
                                                     ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                               FIDASMGR                        FIDCAPINC
                                                    ----------------------------    ----------------------------
                                                         1998            1997           1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    118,730          89,019          62,143          54,062
  Mortality and expense charges (note 2)  .......        (19,294)        (13,402)         (3,539)         (3,376)
  Administration charge (note 2) ................        (14,967)        (10,806)         (2,226)         (2,190)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................         84,469          64,811          56,378          48,496

  Proceeds from mutual fund shares sold .........        515,673         414,467          60,274         105,044
  Cost of mutual fund shares sold ...............       (413,958)       (341,759)        (41,671)        (77,996)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        101,715          72,708          18,603          27,048
  Change in unrealized gain (loss) on investments        363,311         425,941          29,482          (3,894)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............        465,026         498,649          48,085          23,154
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        549,495         563,460         104,463          71,650
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,485,528         756,608         (23,961)        (11,896)
  Redemptions ...................................       (291,175)       (276,622)        (30,049)        (85,358)
  Annual contract maintenance charge (note 2) ...              -               -               -               -
  Contingent deferred sales charges (note 2) ....              -               -               -               -
  Adjustments to maintain reserves ..............         (1,560)            (14)            (10)            (33)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................      1,192,793         479,972         (54,020)        (97,287)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      1,742,288       1,043,432          50,443         (25,637)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      6,642,815       5,023,827       1,374,317       1,367,071
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $  8,385,103       6,067,259       1,424,760       1,341,434
                                                    ============    ============    ============    ============

                                                              FIDCONTR                         FIDEQINC
                                                     ----------------------------    ----------------------------
                                                         1998            1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -               -       2,510,694       2,519,112
  Mortality and expense charges (note 2)  .......        (710,707)       (476,998)       (779,159)       (539,515)
  Administration charge (note 2) ................        (548,614)       (389,167)       (534,367)       (389,307)
                                                     ------------    ------------    ------------    ------------
    Net investment activity .....................      (1,259,321)       (866,165)      1,197,168       1,590,290

  Proceeds from mutual fund shares sold .........         867,233       2,726,923      27,185,172       4,974,081
  Cost of mutual fund shares sold ...............        (517,520)     (2,063,676)    (12,969,708)     (2,826,840)
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         349,713         663,247      14,215,464       2,147,241
  Change in unrealized gain (loss) on investments      45,109,593      17,520,586      12,964,234      28,377,028
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      45,459,306      18,183,833      27,179,698      30,524,269
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................         381,649       3,018,084       3,314,061       2,314,658
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      44,581,634      20,335,752      31,690,927      34,429,217
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      32,985,669      38,392,212      29,214,515      30,451,360
  Redemptions ...................................      (8,685,653)     (8,383,935)    (34,229,076)    (10,172,818)
  Annual contract maintenance charge (note 2) ...             (12)              -               -               -
  Contingent deferred sales charges (note 2) ....               -               -               -            (797)
  Adjustments to maintain reserves ..............        (789,638)        (13,704)          1,292             772
                                                     ------------    ------------    ------------    ------------
      Net equity transactions ...................      23,510,366      29,994,573      (5,013,269)     20,278,517

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      68,092,000      50,330,325      26,677,658      54,707,734
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     250,585,641     168,983,800     294,333,089     193,502,053
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     318,677,641     219,314,125     321,010,747     248,209,787
                                                     ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                               FIDGRINC                        FIDMGIN
                                                    ----------------------------    ----------------------------
                                                        1998             1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     74,013          95,150         464,522       1,635,701
  Mortality and expense charges (note 2)  .......        (36,136)        (33,379)       (617,161)       (463,415)
  Administration charge (note 2) ................        (10,841)        (24,066)       (438,624)       (346,820)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................         27,036          37,705        (591,263)        825,466

  Proceeds from mutual fund shares sold .........        650,876       2,277,778      18,163,752       6,429,730
  Cost of mutual fund shares sold ...............       (479,396)     (1,641,610)    (12,601,990)     (5,803,273)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        171,480         636,168       5,561,762         626,457
  Change in unrealized gain (loss) on investments      1,791,276       1,485,966      28,552,742      22,580,629
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      1,962,756       2,122,134      34,114,504      23,207,086
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -       6,085,232       3,184,164
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      1,989,792       2,159,839      39,608,473      27,216,716
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      7,866,356       6,131,220      20,253,439       9,659,880
  Redemptions ...................................       (475,965)     (2,671,546)    (23,326,653)     (7,275,908)
  Annual contract maintenance charge (note 2) ...              -               -               -               -
  Contingent deferred sales charges (note 2) ....              -               -               -          (1,160)
  Adjustments to maintain reserves ..............            112             928         162,647            (998)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................      7,390,503       3,460,602      (2,910,567)      2,381,814

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      9,380,295       5,620,441      36,697,906      29,598,530
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      8,902,461      10,558,554     228,989,269     177,046,208
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 18,282,756      16,178,995     265,687,175     206,644,738
                                                    ============    ============    ============    ============

                                                               GROFDAM                         INCFDAM
                                                     ----------------------------    ----------------------------
                                                          1998            1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -               -         427,587         383,103
  Mortality and expense charges (note 2)  .......         (37,914)        (25,670)        (49,040)        (40,337)
  Administration charge (note 2) ................         (30,048)        (21,134)        (39,586)        (34,130)
                                                     ------------    ------------    ------------    ------------
    Net investment activity .....................         (67,962)        (46,804)        338,961         308,636

  Proceeds from mutual fund shares sold .........       1,018,613       1,043,143         911,605         953,714
  Cost of mutual fund shares sold ...............        (792,798)       (844,290)       (669,732)       (818,928)
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         225,815         198,853         241,873         134,786
  Change in unrealized gain (loss) on investments       1,802,969       1,012,483         529,409       1,029,925
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............       2,028,784       1,211,336         771,282       1,164,711
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................               -               -               -               -
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       1,960,822       1,164,532       1,110,243       1,473,347
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,228,611         744,068       1,190,362       1,681,856
  Redemptions ...................................        (513,142)       (596,949)       (570,814)       (969,906)
  Annual contract maintenance charge (note 2) ...               -               -               -               -
  Contingent deferred sales charges (note 2) ....               -               -               -               -
  Adjustments to maintain reserves ..............              26            (247)             25             240
                                                     ------------    ------------    ------------    ------------
      Net equity transactions ...................         715,495         146,872         619,573         712,190

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       2,676,317       1,311,404       1,729,816       2,185,537
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      13,592,368       9,779,679      18,355,405      15,220,788
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      16,268,685      11,091,083      20,085,221      17,406,325
                                                     ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              INVINDINC                        JANFUND
                                                    ----------------------------    ----------------------------
                                                         1998            1997           1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    297,257         227,902         255,272               -
  Mortality and expense charges (note 2)  .......        (63,462)        (45,491)       (197,051)       (112,318)
  Administration charge (note 2) ................        (51,976)        (38,784)       (156,336)        (92,182)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................        181,819         143,627         (98,115)       (204,500)

  Proceeds from mutual fund shares sold .........        569,541         334,674         954,571         963,253
  Cost of mutual fund shares sold ...............       (410,295)       (270,121)       (662,510)       (736,224)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        159,246          64,553         292,061         227,029
  Change in unrealized gain (loss) on investments      1,850,449       2,324,848      14,437,511       5,389,127
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      2,009,695       2,389,401      14,729,572       5,616,156
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      2,191,514       2,533,028      14,631,457       5,411,656
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      2,402,097       2,566,634      13,894,699      12,615,917
  Redemptions ...................................       (739,703)       (601,858)     (2,481,304)     (2,566,045)
  Annual contract maintenance charge (note 2) ...              -               -               -               -
  Contingent deferred sales charges (note 2) ....              -               -               -               -
  Adjustments to maintain reserves ..............             15              63             245             657
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................      1,662,409       1,964,839      11,413,640      10,050,529

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      3,853,923       4,497,867      26,045,097      15,462,185
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     22,890,103      16,322,252      65,725,920      37,346,871
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 26,744,026      20,820,119      91,771,017      52,809,056
                                                    ============    ============    ============    ============

                                                               JAN20FD                       JANWRLDWDE
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -               -             213               -
  Mortality and expense charges (note 2)  .......            (96)           (639)           (150)              -
  Administration charge (note 2) ................            (86)           (575)           (135)              -
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................           (182)         (1,214)            (72)              -

  Proceeds from mutual fund shares sold .........        234,631         571,046         162,752               -
  Cost of mutual fund shares sold ...............       (218,097)       (609,105)       (153,231)              -
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         16,534         (38,059)          9,521               -
  Change in unrealized gain (loss) on investments          1,871          35,516          10,822               -
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............         18,405          (2,543)         20,343               -
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         18,223          (3,757)         20,271               -
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        178,819         323,352       1,050,183               -
  Redemptions ...................................       (213,496)       (569,390)       (122,902)              -
  Annual contract maintenance charge (note 2) ...              -               -               -               -
  Contingent deferred sales charges (note 2) ....              -               -               -               -
  Adjustments to maintain reserves ..............             (1)              2               8               -
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................        (34,678)       (246,036)        927,289               -

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        (16,455)       (249,793)        947,560               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         16,455         249,793               -               -
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........              -               -         947,560               -
                                                    ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              MASFIP                       MFSGROPP
                                                    --------------------------    --------------------------
                                                        1998           1997           1998           1997
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    51,876         27,516              -              -
  Mortality and expense charges (note 2)  .......        (8,446)        (4,052)       (78,623)       (63,398)
  Administration charge (note 2) ................        (6,549)        (3,329)       (36,013)       (31,482)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................        36,881         20,135       (114,636)       (94,880)

  Proceeds from mutual fund shares sold .........       556,513        501,360      2,320,375      3,308,423
  Cost of mutual fund shares sold ...............      (545,507)      (496,768)    (1,554,831)    (2,631,119)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        11,006          4,592        765,544        677,304
  Change in unrealized gain (loss) on investments        43,841         30,737      4,690,002      2,849,698
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        54,847         35,329      5,455,546      3,527,002
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................             -              -        353,021              -
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        91,728         55,464      5,693,931      3,432,122
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,121,922        802,531      2,422,590         48,059
  Redemptions ...................................      (131,299)      (168,950)    (1,186,158)    (2,553,849)
  Annual contract maintenance charge (note 2) ...             -              -              -              -
  Contingent deferred sales charges (note 2) ....             -              -              -              -
  Adjustments to maintain reserves ..............           (28)         1,655       (158,209)       (21,857)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................       990,595        635,236      1,078,223     (2,527,647)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     1,082,323        690,700      6,772,154        904,475
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,659,273      1,262,922     27,826,901     25,459,101
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 3,741,596      1,953,622     34,599,055     26,363,576
                                                    ===========    ===========    ===========    ===========

                                                            MFSHIINC                        MFSGRSTK
                                                    --------------------------    --------------------------
                                                        1998          1997           1998            1997
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       209,118        156,868              -              -
  Mortality and expense charges (note 2)  .......       (12,736)        (8,935)       (20,416)       (13,327)
  Administration charge (note 2) ................        (4,846)        (3,956)       (10,719)        (7,014)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................       191,536        143,977        (31,135)       (20,341)

  Proceeds from mutual fund shares sold .........     5,517,399      1,171,543        342,060        392,201
  Cost of mutual fund shares sold ...............    (5,284,261)    (1,168,385)      (277,128)      (433,770)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       233,138          3,158         64,932        (41,569)
  Change in unrealized gain (loss) on investments      (172,532)        33,993      1,668,231      1,301,165
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        60,606         37,151      1,733,163      1,259,596
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................             -              -              -              -
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       252,142        181,128      1,702,028      1,239,255
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     2,010,753        124,836        289,176         48,977
  Redemptions ...................................      (357,863)      (563,601)      (290,837)      (286,788)
  Annual contract maintenance charge (note 2) ...             -              -           (312)          (309)
  Contingent deferred sales charges (note 2) ....             -              -            (44)          (457)
  Adjustments to maintain reserves ..............         2,552             52             66            (76)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................     1,655,442       (438,713)        (1,951)      (238,653)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     1,907,584       (257,585)     1,700,077      1,000,602
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     3,923,071      3,747,401      7,205,011      5,014,974
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     5,830,655      3,489,816      8,905,088      6,015,576
                                                    ===========    ===========    ===========    ===========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              NAATAGGR                    NAATCONS
                                                    --------------------------   --------------------------
                                                        1998           1997          1998          1997
                                                    -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       507              -         1,190              -
  Mortality and expense charges (note 2)  .......        (2,771)             -          (445)             -
  Administration charge (note 2) ................        (2,400)             -          (308)             -
                                                    -----------    -----------   -----------    -----------
    Net investment activity .....................        (4,664)             -           437              -

  Proceeds from mutual fund shares sold .........       112,096              -       405,364              -
  Cost of mutual fund shares sold ...............       (99,890)             -      (400,276)             -
                                                    -----------    -----------   -----------    -----------
    Realized gain (loss) on investments .........        12,206              -         5,088              -
  Change in unrealized gain (loss) on investments        93,123              -         3,387              -
                                                    -----------    -----------   -----------    -----------
    Net gain (loss) on investments ..............       105,329              -         8,475              -
                                                    -----------    -----------   -----------    -----------
  Reinvested capital gains ......................             -              -             -              -
                                                    -----------    -----------   -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       100,665              -         8,912              -
                                                    -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     2,228,889              -       262,680              -
  Redemptions ...................................       (48,355)             -       (53,939)             -
  Annual contract maintenance charge (note 2) ...             -              -             -              -
  Contingent deferred sales charges (note 2) ....             -              -             -              -
  Adjustments to maintain reserves ..............            40              -            (3)             -
                                                    -----------    -----------   -----------    -----------
      Net equity transactions ...................     2,180,574              -       208,738              -

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     2,281,239              -       217,650              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....             -              -             -              -
                                                    -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 2,281,239              -       217,650              -
                                                    ===========    ===========   ===========    ===========

                                                             NAATMOD                     NAATMODAGG
                                                    --------------------------   --------------------------
                                                         1998          1997         1998            1997
                                                    -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           210              -           914              -
  Mortality and expense charges (note 2)  .......          (427)             -        (1,128)             -
  Administration charge (note 2) ................          (338)             -          (916)             -
                                                    -----------    -----------   -----------    -----------
    Net investment activity .....................          (555)             -        (1,130)             -

  Proceeds from mutual fund shares sold .........       117,579              -       120,024              -
  Cost of mutual fund shares sold ...............      (116,248)             -      (113,081)             -
                                                    -----------    -----------   -----------    -----------
    Realized gain (loss) on investments .........         1,331              -         6,943              -
  Change in unrealized gain (loss) on investments         4,042              -        19,522              -
                                                    -----------    -----------   -----------    -----------
    Net gain (loss) on investments ..............         5,373              -        26,465              -
                                                    -----------    -----------   -----------    -----------
  Reinvested capital gains ......................             -              -             -              -
                                                    -----------    -----------   -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         4,818              -        25,335              -
                                                    -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       496,817              -       922,978              -
  Redemptions ...................................       (70,594)             -       (50,226)             -
  Annual contract maintenance charge (note 2) ...             -              -             -              -
  Contingent deferred sales charges (note 2) ....             -              -             -              -
  Adjustments to maintain reserves ..............           (13)             -            (4)             -
                                                    -----------    -----------   -----------    -----------
      Net equity transactions ...................       426,210              -       872,748              -

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       431,028              -       898,083              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....             -              -             -              -
                                                    -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........       431,028              -       898,083              -
                                                    ===========    ===========   ===========    ===========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              NAATMODCON                      NWBDFD
                                                    ----------------------------   ----------------------------
                                                        1998            1997          1998              1997
                                                    ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        390               -          3,170           4,574
  Mortality and expense charges (note 2)  .......           (286)              -           (263)           (348)
  Administration charge (note 2) ................           (202)              -            (79)           (155)
                                                    ------------    ------------   ------------    ------------
    Net investment activity .....................            (98)              -          2,828           4,071

  Proceeds from mutual fund shares sold .........         24,897               -         18,207          48,235
  Cost of mutual fund shares sold ...............        (24,501)              -        (17,677)        (51,364)
                                                    ------------    ------------   ------------    ------------
    Realized gain (loss) on investments .........            396               -            530          (3,129)
  Change in unrealized gain (loss) on investments          5,370               -            784           1,021
                                                    ------------    ------------   ------------    ------------
    Net gain (loss) on investments ..............          5,766               -          1,314          (2,108)
                                                    ------------    ------------   ------------    ------------
  Reinvested capital gains ......................              -               -              -               -
                                                    ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          5,668               -          4,142           1,963
                                                    ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        295,005               -        (11,441)          5,983
  Redemptions ...................................           (439)              -              -         (43,333)
  Annual contract maintenance charge (note 2) ...              -               -              -               -
  Contingent deferred sales charges (note 2) ....              -               -              -               -
  Adjustments to maintain reserves ..............              1               -             (4)            (12)
                                                    ------------    ------------   ------------    ------------
      Net equity transactions ...................        294,567               -        (11,445)        (37,362)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        300,235               -         (7,303)        (35,399)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....              -               -        111,736         159,754
                                                    ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $    300,235               -        104,433         124,355
                                                    ============    ============   ============    ============

                                                               NWFUND                          NWGROFD
                                                    ----------------------------    ----------------------------
                                                         1998            1997           1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        592,990         308,964          14,337          39,535
  Mortality and expense charges (note 2)  .......       (270,988)       (104,218)        (29,905)        (19,771)
  Administration charge (note 2) ................       (184,642)        (76,374)        (18,093)        (13,398)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................        137,360         128,372         (33,661)          6,366

  Proceeds from mutual fund shares sold .........      2,093,847       2,198,366       1,227,062         564,487
  Cost of mutual fund shares sold ...............     (1,138,329)     (1,632,961)       (823,993)       (430,683)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        955,518         565,405         403,069         133,804
  Change in unrealized gain (loss) on investments     14,351,965       8,197,017       1,118,158       1,208,644
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     15,307,483       8,762,422       1,521,227       1,342,448
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................      4,650,572               -         442,353               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     20,095,415       8,890,794       1,929,919       1,348,814
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     46,643,329      11,434,240       1,929,089         295,092
  Redemptions ...................................     (4,904,693)     (2,492,931)       (410,018)       (297,558)
  Annual contract maintenance charge (note 2) ...           (673)           (694)              -               -
  Contingent deferred sales charges (note 2) ....           (808)           (759)              -               -
  Adjustments to maintain reserves ..............           (339)        (22,088)             15             (72)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................     41,736,816       8,917,768       1,519,086          (2,538)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     61,832,231      17,808,562       3,449,005       1,346,276
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     75,327,367      34,591,092       9,970,932       7,532,918
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    137,159,598      52,399,654      13,419,937       8,879,194
                                                    ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              NWMYMKT                         NBGUARD
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  1,582,572       1,478,230           3,804           1,334
  Mortality and expense charges (note 2)  .......       (162,740)       (149,678)         (3,640)         (1,077)
  Administration charge (note 2) ................       (105,014)       (105,795)         (1,092)           (323)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................      1,314,818       1,222,757            (928)            (66)

  Proceeds from mutual fund shares sold .........     41,882,100      34,314,179         384,006         210,004
  Cost of mutual fund shares sold ...............    (41,882,100)    (34,314,179)       (371,767)       (197,049)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........              -               -          12,239          12,955
  Change in unrealized gain (loss) on investments              -               -         120,094          30,269
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............              -               -         132,333          43,224
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      1,314,818       1,222,757         131,405          43,158
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     16,164,635       8,504,848         751,503         499,509
  Redemptions ...................................     (5,918,221)     (3,563,577)        (74,347)        (52,205)
  Annual contract maintenance charge (note 2) ...            (14)            (15)              -               -
  Contingent deferred sales charges (note 2) ....              -          (2,217)              -               -
  Adjustments to maintain reserves ..............         19,901             980             (23)            (14)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................     10,266,301       4,940,019         677,133         447,290

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     11,581,119       6,162,776         808,538         490,448
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     56,626,599      58,928,944         984,329         149,252
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 68,207,718      65,091,720       1,792,867         639,700
                                                    ============    ============    ============    ============

                                                              NBGUARDTR                       NBMANHFD
                                                     ----------------------------   ----------------------------
                                                         1998            1997           1998            1997
                                                     ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -               -              -               -
  Mortality and expense charges (note 2)  .......             (28)              -           (332)           (506)
  Administration charge (note 2) ................             (25)              -           (299)           (455)
                                                     ------------    ------------   ------------    ------------
    Net investment activity .....................             (53)              -           (631)           (961)

  Proceeds from mutual fund shares sold .........          68,479               -          1,936         221,879
  Cost of mutual fund shares sold ...............         (63,557)              -         (1,928)       (232,008)
                                                     ------------    ------------   ------------    ------------
    Realized gain (loss) on investments .........           4,922               -              8         (10,129)
  Change in unrealized gain (loss) on investments               -               -         19,776          35,360
                                                     ------------    ------------   ------------    ------------
    Net gain (loss) on investments ..............           4,922               -         19,784          25,231
                                                     ------------    ------------   ------------    ------------
  Reinvested capital gains ......................               -               -              -               -
                                                     ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           4,869               -         19,153          24,270
                                                     ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          60,781               -          3,017         (43,085)
  Redemptions ...................................         (65,651)              -         (1,799)       (168,826)
  Annual contract maintenance charge (note 2) ...               -               -              -               -
  Contingent deferred sales charges (note 2) ....               -               -              -               -
  Adjustments to maintain reserves ..............               1               -             (1)            (10)
                                                     ------------    ------------   ------------    ------------
      Net equity transactions ...................          (4,869)              -          1,217        (211,921)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........               -               -         20,370        (187,651)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -               -        124,816         294,879
                                                     ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........               -               -        145,186         107,228
                                                     ============    ============   ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              NBPARTFD                        PUTINVFD
                                                    ----------------------------    ----------------------------
                                                         1998           1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          -               -               -               -
  Mortality and expense charges (note 2)  .......         (1,836)           (749)       (135,430)        (88,461)
  Administration charge (note 2) ................         (1,652)           (674)        (59,678)        (43,111)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................         (3,488)         (1,423)       (195,108)       (131,572)

  Proceeds from mutual fund shares sold .........      2,754,448          87,348       3,104,299       3,615,046
  Cost of mutual fund shares sold ...............     (2,803,651)        (77,745)     (2,135,394)     (3,104,274)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        (49,203)          9,603         968,905         510,772
  Change in unrealized gain (loss) on investments        210,691          64,671      10,120,730       5,560,504
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............        161,488          74,274      11,089,635       6,071,276
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        158,000          72,851      10,894,527       5,939,704
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        609,186       1,214,154       8,738,854       1,959,423
  Redemptions ...................................     (2,766,371)        (97,619)     (1,427,479)     (3,521,025)
  Annual contract maintenance charge (note 2) ...              -               -            (568)           (616)
  Contingent deferred sales charges (note 2) ....              -               -             (41)         (2,787)
  Adjustments to maintain reserves ..............             41             (54)           (165)           (748)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................     (2,157,144)      1,116,481       7,310,601      (1,565,753)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     (1,999,144)      1,189,332      18,205,128       4,373,951
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      1,999,144               -      44,983,644      33,758,690
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $          -       1,189,332      63,188,772      38,132,641
                                                    ============    ============    ============    ============

                                                              PUTVOYFD                        SEI500IX
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -               -         135,985          46,532
  Mortality and expense charges (note 2)  .......       (399,579)       (238,656)        (62,499)        (18,256)
  Administration charge (note 2) ................       (305,373)       (190,629)        (20,033)         (8,955)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (704,952)       (429,285)         53,453          19,321

  Proceeds from mutual fund shares sold .........        985,637       2,779,322       2,483,805       2,105,555
  Cost of mutual fund shares sold ...............       (582,921)     (1,999,201)     (1,788,257)     (1,740,147)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        402,716         780,121         695,548         365,408
  Change in unrealized gain (loss) on investments     23,976,415      10,026,052       2,995,302       1,011,782
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     24,379,131      10,806,173       3,690,850       1,377,190
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     23,674,179      10,376,888       3,744,303       1,396,511
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     24,188,842      15,433,014      14,694,065       7,352,360
  Redemptions ...................................     (4,912,419)     (5,035,438)     (1,572,380)     (1,381,164)
  Annual contract maintenance charge (note 2) ...              -               -               -               -
  Contingent deferred sales charges (note 2) ....              -               -               -               -
  Adjustments to maintain reserves ..............          6,352          (5,408)           (688)            483
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................     19,282,775      10,392,168      13,120,997       5,971,679

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     42,956,954      20,769,056      16,865,300       7,368,190
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    137,879,063      88,557,114      15,258,034       3,911,822
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    180,836,017     109,326,170      32,123,334      11,280,012
                                                    ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                             SELGROFD                     STCOMSTK
                                                    --------------------------    -------------------------
                                                       1998            1997          1998          1997
                                                    -----------    -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $         -              -              -           700
  Mortality and expense charges (note 2)  .......        (7,873)        (6,655)             -       (13,110)
  Administration charge (note 2) ................        (4,502)        (3,892)             -       (11,799)
                                                    -----------    -----------    -----------   -----------
    Net investment activity .....................       (12,375)       (10,547)             -       (24,209)

  Proceeds from mutual fund shares sold .........       150,694        279,036              -       189,774
  Cost of mutual fund shares sold ...............      (114,755)      (264,669)             -      (163,480)
                                                    -----------    -----------    -----------   -----------
    Realized gain (loss) on investments .........        35,939         14,367              -        26,294
  Change in unrealized gain (loss) on investments       539,689        304,901              -       613,728
                                                    -----------    -----------    -----------   -----------
    Net gain (loss) on investments ..............       575,628        319,268              -       640,022
                                                    -----------    -----------    -----------   -----------
  Reinvested capital gains ......................             -              -              -       121,492
                                                    -----------    -----------    -----------   -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       563,253        308,721              -       737,305
                                                    -----------    -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       (13,236)          (733)             -     1,979,606
  Redemptions ...................................       (63,350)      (158,602)             -      (322,600)
  Annual contract maintenance charge (note 2) ...          (190)          (217)             -             -
  Contingent deferred sales charges (note 2) ....             -              -              -             -
  Adjustments to maintain reserves ..............           (14)           (37)             -            79
                                                    -----------    -----------    -----------   -----------
      Net equity transactions ...................       (76,790)      (159,589)             -     1,657,085

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       486,463        149,132              -     2,394,390
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,853,544      2,650,076              -     4,183,923
                                                    -----------    -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 3,340,007      2,799,208              -     6,578,313
                                                    ===========    ===========    ===========   ===========

                                                              TRINTSTK                      TEMFORFD
                                                     --------------------------    --------------------------
                                                         1998          1997            1998           1997
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -              -              -              -
  Mortality and expense charges (note 2)  .......        (80,616)       (82,701)      (199,622)      (189,124)
  Administration charge (note 2) ................        (51,954)       (54,569)      (156,942)      (157,757)
                                                     -----------    -----------    -----------    -----------
    Net investment activity .....................       (132,570)      (137,270)      (356,564)      (346,881)

  Proceeds from mutual fund shares sold .........     14,056,952      5,688,837     12,321,566      2,411,751
  Cost of mutual fund shares sold ...............    (12,761,020)    (4,856,344)   (10,585,319)    (2,104,544)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      1,295,932        832,493      1,736,247        307,207
  Change in unrealized gain (loss) on investments      2,706,941      3,076,052        447,589      8,016,450
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      4,002,873      3,908,545      2,183,836      8,323,657
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................              -              -              -              -
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      3,870,303      3,771,275      1,827,272      7,976,776
                                                     -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,079,121      4,784,593     (2,030,825)    15,801,336
  Redemptions ...................................     (1,371,744)    (2,219,970)    (5,776,034)    (3,209,779)
  Annual contract maintenance charge (note 2) ...              -              -              -              -
  Contingent deferred sales charges (note 2) ....              -              -              -            (59)
  Adjustments to maintain reserves ..............          5,132        (11,728)           (85)          (446)
                                                     -----------    -----------    -----------    -----------
      Net equity transactions ...................       (287,491)     2,552,895     (7,806,944)    12,591,052

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      3,582,812      6,324,170     (5,979,672)    20,567,828
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     30,214,234     31,295,943     80,718,997     66,740,239
                                                     -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     33,797,046     37,620,113     74,739,325     87,308,067
                                                     ===========    ===========    ===========    ===========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                            TEMGISMCO                  ACVPBAL
                                                    -----------------------    ------------------------
                                                       1998         1997          1998          1997
                                                    ----------   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        -            -           135            51
  Mortality and expense charges (note 2)  .......            -       (2,471)          (20)          (12)
  Administration charge (note 2) ................            -       (2,224)          (18)          (10)
                                                    ----------   ----------    ----------    ----------
    Net investment activity .....................            -       (4,695)           97            29

  Proceeds from mutual fund shares sold .........            -      339,972             -             -
  Cost of mutual fund shares sold ...............            -     (329,821)            -             -
                                                    ----------   ----------    ----------    ----------
    Realized gain (loss) on investments .........            -       10,151             -             -
  Change in unrealized gain (loss) on investments            -       92,036           155           170
                                                    ----------   ----------    ----------    ----------
    Net gain (loss) on investments ..............            -      102,187           155           170
                                                    ----------   ----------    ----------    ----------
  Reinvested capital gains ......................            -            -           835           203
                                                    ----------   ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........            -       97,492         1,087           402
                                                    ----------   ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            -      223,062         2,366         1,002
  Redemptions ...................................            -     (261,029)            -             -
  Annual contract maintenance charge (note 2) ...            -            -             -             -
  Contingent deferred sales charges (note 2) ....            -            -             -             -
  Adjustments to maintain reserves ..............            -         (169)            -             -
                                                    ----------   ----------    ----------    ----------
      Net equity transactions ...................            -      (38,136)        2,366         1,002

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........            -       59,356         3,453         1,404
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....            -      945,366         6,841         4,106
                                                    ----------   ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $        -    1,004,722        10,294         5,510
                                                    ==========   ==========    ==========    ==========

                                                            ACVPCAPAP                     DRYSRGRO
                                                     ------------------------    ------------------------
                                                        1998          1997          1998          1997
                                                     ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -             -             -             -
  Mortality and expense charges (note 2)  .......          (193)         (212)          (28)           (4)
  Administration charge (note 2) ................          (174)         (191)          (26)           (3)
                                                     ----------    ----------    ----------    ----------
    Net investment activity .....................          (367)         (403)          (54)           (7)

  Proceeds from mutual fund shares sold .........        11,964           644             -             -
  Cost of mutual fund shares sold ...............       (14,347)         (608)            -             -
                                                     ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........        (2,383)           36             -             -
  Change in unrealized gain (loss) on investments        (1,287)       (4,463)        1,894           393
                                                     ----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............        (3,670)       (4,427)        1,894           393
                                                     ----------    ----------    ----------    ----------
  Reinvested capital gains ......................         3,694         1,834             -             -
                                                     ----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          (343)       (2,996)        1,840           386
                                                     ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         1,698        13,418         3,254         3,876
  Redemptions ...................................             -          (327)            -             -
  Annual contract maintenance charge (note 2) ...            (1)          (12)            -             -
  Contingent deferred sales charges (note 2) ....             -             -             -             -
  Adjustments to maintain reserves ..............             8             -             -             -
                                                     ----------    ----------    ----------    ----------
      Net equity transactions ...................         1,705        13,079         3,254         3,876

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         1,362        10,083         5,094         4,262
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        78,567        84,604         8,913             -
                                                     ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        79,929        94,687        14,007         4,262
                                                     ==========    ==========    ==========    ==========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                           DRYSTKIX               FIDVIPAM                FIDVIPEI
                                                    --------------------    --------------------    --------------------
                                                      1998        1997        1998        1997        1998        1997
                                                    --------    --------    --------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    461         271       1,218         832       2,576       1,638
  Mortality and expense charges (note 2)  .......       (159)        (80)       (101)        (66)       (479)       (273)
  Administration charge (note 2) ................       (144)        (72)        (91)        (59)       (432)       (246)
                                                    --------    --------    --------    --------    --------    --------
    Net investment activity .....................        158         119       1,026         707       1,665       1,119

  Proceeds from mutual fund shares sold .........      6,154           -       1,506           -      27,600         361
  Cost of mutual fund shares sold ...............     (2,902)          -      (1,315)          -     (18,091)       (266)
                                                    --------    --------    --------    --------    --------    --------
    Realized gain (loss) on investments .........      3,252           -         191           -       9,509          95
  Change in unrealized gain (loss) on investments      5,151       5,793      (1,483)        (28)     (1,311)      7,317
                                                    --------    --------    --------    --------    --------    --------
    Net gain (loss) on investments ..............      8,403       5,793      (1,292)        (28)      8,198       7,412
                                                    --------    --------    --------    --------    --------    --------
  Reinvested capital gains ......................        131           -       3,653       2,087       9,167       8,234
                                                    --------    --------    --------    --------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      8,692       5,912       3,387       2,766      19,030      16,765
                                                    --------    --------    --------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     33,272       4,563       4,720       4,719      13,731      24,415
  Redemptions ...................................          -           -      (1,500)          -      (1,379)          -
  Annual contract maintenance charge (note 2) ...          -           -           -           -           -           -
  Contingent deferred sales charges (note 2) ....          -           -           -           -           -           -
  Adjustments to maintain reserves ..............         42           -          (2)         (1)         15           1
                                                    --------    --------    --------    --------    --------    --------
      Net equity transactions ...................     33,314       4,563       3,218       4,718      12,367      24,416

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     42,006      10,475       6,605       7,484      31,397      41,181
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     45,887      27,259      37,760      23,167     168,954      91,971
                                                    --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 87,893      37,734      44,365      30,651     200,351     133,152
                                                    ========    ========    ========    ========    ========    ========

                                                           FIDVIPGR
                                                    ---------------------
                                                      1998        1997
                                                    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        694         565
  Mortality and expense charges (note 2)  .......       (375)       (230)
  Administration charge (note 2) ................       (338)       (207)
                                                    --------    --------
    Net investment activity .....................        (19)        128

  Proceeds from mutual fund shares sold .........      4,497       1,823
  Cost of mutual fund shares sold ...............     (2,781)     (1,284)
                                                    --------    --------
    Realized gain (loss) on investments .........      1,716         539
  Change in unrealized gain (loss) on investments      5,853       8,790
                                                    --------    --------
    Net gain (loss) on investments ..............      7,569       9,329
                                                    --------    --------
  Reinvested capital gains ......................     18,160       2,531
                                                    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     25,710      11,988
                                                    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     17,428      15,619
  Redemptions ...................................     (4,000)          -
  Annual contract maintenance charge (note 2) ...          -           -
  Contingent deferred sales charges (note 2) ....          -           -
  Adjustments to maintain reserves ..............         (2)          2
                                                    --------    --------
      Net equity transactions ...................     13,426      15,621

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     39,136      27,609
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    133,237      80,978
                                                    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    172,373     108,587
                                                    ========    ========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                          FIDVIPHI                 FIDVIPOV               NSATGVTBD
                                                    --------------------    --------------------    --------------------
                                                      1998        1997        1998        1997        1998        1997
                                                    --------    --------    --------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  3,277       1,817       2,978       1,845         462         401
  Mortality and expense charges (note 2)  .......       (123)        (72)       (426)       (291)        (39)        (33)
  Administration charge (note 2) ................       (111)        (65)       (383)       (262)        (35)        (30)
                                                    --------    --------    --------    --------    --------    --------
    Net investment activity .....................      3,043       1,680       2,169       1,292         388         338

  Proceeds from mutual fund shares sold .........          -           -      12,920         824          98       2,513
  Cost of mutual fund shares sold ...............          -           -      (9,961)       (706)        (91)     (2,354)
                                                    --------    --------    --------    --------    --------    --------
    Realized gain (loss) on investments .........          -           -       2,959         118           7         159
  Change in unrealized gain (loss) on investments     (3,132)        201       9,656       9,637         151        (164)
                                                    --------    --------    --------    --------    --------    --------
    Net gain (loss) on investments ..............     (3,132)        201      12,615       9,755         158          (5)
                                                    --------    --------    --------    --------    --------    --------
  Reinvested capital gains ......................      2,082         225       8,777       7,326           -           -
                                                    --------    --------    --------    --------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      1,993       2,106      23,561      18,373         546         333
                                                    --------    --------    --------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      5,279       8,515      (1,446)     20,555       1,788       1,788
  Redemptions ...................................          -           -           -        (443)       (188)     (2,506)
  Annual contract maintenance charge (note 2) ...          -           -           -           -         (12)        (27)
  Contingent deferred sales charges (note 2) ....          -           -           -           -           -           -
  Adjustments to maintain reserves ..............         (1)          -         (23)          2          (2)         (1)
                                                    --------    --------    --------    --------    --------    --------
      Net equity transactions ...................      5,278       8,515      (1,469)     20,114       1,586        (746)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      7,271      10,621      22,092      38,487       2,132        (413)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     45,432      24,013     159,596     102,297      14,781      12,618
                                                    --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 52,703      34,634     181,688     140,784      16,913      12,205
                                                    ========    ========    ========    ========    ========    ========


                                                           NSATMYMKT
                                                     --------------------
                                                       1998        1997
                                                     --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         417         938
  Mortality and expense charges (note 2)  .......         (41)        (92)
  Administration charge (note 2) ................         (36)        (83)
                                                     --------    --------
    Net investment activity .....................         340         763

  Proceeds from mutual fund shares sold .........       1,505      22,774
  Cost of mutual fund shares sold ...............      (1,505)    (22,774)
                                                     --------    --------
    Realized gain (loss) on investments .........           -           -
  Change in unrealized gain (loss) on investments           -           -
                                                     --------    --------
    Net gain (loss) on investments ..............           -           -
                                                     --------    --------
  Reinvested capital gains ......................           -           -
                                                     --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         340         763
                                                     --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      11,183       4,290
  Redemptions ...................................           -     (22,757)
  Annual contract maintenance charge (note 2) ...           -          (5)
  Contingent deferred sales charges (note 2) ....           -           -
  Adjustments to maintain reserves ..............           5          (4)
                                                     --------    --------
      Net equity transactions ...................      11,188     (18,476)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      11,528     (17,713)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       8,353      36,420
                                                     --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      19,881      18,707
                                                     ========    ========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                             NSATSMCO                     NSATTOTRE
                                                    --------------------------   --------------------------
                                                        1998           1997          1998           1997
                                                    -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $         -              -           755            481
  Mortality and expense charges (note 2)  .......        (2,629)             -          (347)          (133)
  Administration charge (note 2) ................        (2,032)             -          (312)          (120)
                                                    -----------    -----------   -----------    -----------
    Net investment activity .....................        (4,661)             -            96            228

  Proceeds from mutual fund shares sold .........       611,967              -         6,141             22
  Cost of mutual fund shares sold ...............      (575,974)             -        (3,356)           (15)
                                                    -----------    -----------   -----------    -----------
    Realized gain (loss) on investments .........        35,993              -         2,785              7
  Change in unrealized gain (loss) on investments       (29,947)             -        15,651          9,277
                                                    -----------    -----------   -----------    -----------
    Net gain (loss) on investments ..............         6,046              -        18,436          9,284
                                                    -----------    -----------   -----------    -----------
  Reinvested capital gains ......................             -              -             -              -
                                                    -----------    -----------   -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         1,385              -        18,532          9,512
                                                    -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     2,064,675              -         4,807          6,500
  Redemptions ...................................       (46,403)             -        (6,139)             -
  Annual contract maintenance charge (note 2) ...             -              -           (11)             -
  Contingent deferred sales charges (note 2) ....             -              -             -              -
  Adjustments to maintain reserves ..............           (19)             -             1              1
                                                    -----------    -----------   -----------    -----------
      Net equity transactions ...................     2,018,253              -        (1,342)         6,501

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     2,019,638              -        17,190         16,013
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....             -              -       129,271         46,482
                                                    -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 2,019,638              -       146,461         62,495
                                                    ===========    ===========   ===========    ===========


                                                            NBAMTGRO                        NBAMTLMAT
                                                    --------------------------    --------------------------
                                                        1998           1997          1998            1997
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -              -            554            441
  Mortality and expense charges (note 2)  .......           (69)           (49)           (23)           (20)
  Administration charge (note 2) ................           (62)           (44)           (20)           (18)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................          (131)           (93)           511            403

  Proceeds from mutual fund shares sold .........         6,816              -              -              -
  Cost of mutual fund shares sold ...............        (6,764)             -              -              -
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........            52              -              -              -
  Change in unrealized gain (loss) on investments        (3,297)         1,575           (332)          (202)
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        (3,245)         1,575           (332)          (202)
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................         7,561          1,560              -              -
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         4,185          3,042            179            201
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         4,912          2,985          1,187          2,325
  Redemptions ...................................        (7,208)             -              -              -
  Annual contract maintenance charge (note 2) ...             -              -              -              -
  Contingent deferred sales charges (note 2) ....             -              -              -              -
  Adjustments to maintain reserves ..............            (1)             -              -             (1)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................        (2,297)         2,985          1,187          2,324

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         1,888          6,027          1,366          2,525
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        28,237         16,877          8,440          6,755
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        30,125         22,904          9,806          9,280
                                                    ===========    ===========    ===========    ===========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                           NBAMTPART              WPEMGRO
                                                    --------------------    --------------------
                                                      1998        1997        1998        1997
                                                    --------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    142          47           -           -
  Mortality and expense charges (note 2)  .......       (102)        (43)        (10)          -
  Administration charge (note 2) ................        (92)        (38)         (9)          -
                                                    --------    --------    --------    --------
    Net investment activity .....................        (52)        (34)        (19)          -

  Proceeds from mutual fund shares sold .........      1,403           -      43,768           -
  Cost of mutual fund shares sold ...............       (647)          -     (41,948)          -
                                                    --------    --------    --------    --------
    Realized gain (loss) on investments .........        756           -       1,820           -
  Change in unrealized gain (loss) on investments     (3,371)      1,790         (10)          -
                                                    --------    --------    --------    --------
    Net gain (loss) on investments ..............     (2,615)      1,790       1,810           -
                                                    --------    --------    --------    --------
  Reinvested capital gains ......................      4,468         729           -           -
                                                    --------    --------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      1,801       2,485       1,791           -
                                                    --------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     19,437       2,650      41,966           -
  Redemptions ...................................     (1,397)          -     (43,768)          -
  Annual contract maintenance charge (note 2) ...          -           -           -           -
  Contingent deferred sales charges (note 2) ....          -           -           -           -
  Adjustments to maintain reserves ..............          1           -          11           -
                                                    --------    --------    --------    --------
      Net equity transactions ...................     18,041       2,650      (1,791)          -

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     19,842       5,135           -           -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     29,431      14,770           -           -
                                                    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 49,273      19,905           -           -
                                                    ========    ========    ========    ========





See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 1998 and 1997
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Participants in group flexible fund contracts may be invested in any of the following funds:

              AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional
                Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class
                (AIMWein)

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century Select Fund (ACTCSel)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              The Bond Fund of America(SM), Inc. (BdFdAm)
                (only available for certain contracts issued beginning January 1, 1994)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Group Decatur Fund, Inc. - Decatur Income Fund
                Institutional Class (DeDecInc)
                (not available for contracts issued on or after August 1, 1993)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro) (formerly
                The Evergreen Total Return Fund - Class Y)

              Federated U.S. Government Securities Fund: 2-5 Years -
                Institutional Shares (FedUSGvt)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)

              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (only available for certain contracts issued beginning January 1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (only available for certain contracts issued beginning January 1, 1994)

              INVESCO Industrial Income Fund, Inc. (InvIndInc)

              Janus Fund (JanFund)

              Janus Worldwide Fund (JanWrldwde)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              NAAT - The Aggressive Portfolio (NAATAggr)

              NAAT - The Conservative Portfolio (NAATCons)

              NAAT - The Moderate Portfolio (NAATMod)

              NAAT - The Moderately Aggressive Portfolio (NAATModAgg)

              NAAT - The Moderately Conservative Portfolio (NAATModCon)

              Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Neuberger & Berman Guardian Fund (NBGuard)

              Neuberger & Berman Manhattan Fund (NBManhFd)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R) (TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

              Templeton Global Smaller Companies Fund, Inc. - Class I
               (TemGlSmCo)

         The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc. ( American Century VP)
              (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Fidelity Variable Insurance Products Fund I & II
                (Fidelity VIP);
                Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of June 30, 1998, except AIM Equity Funds, Inc. AIM Weingarten Fund - Institutional Class (AIMWein), Fidelity OTCPortfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Janus Twenty Fund (Jan20Fd), Nationwide SAT - Capital Appreciation Fund (NSATCapAp), Strong Common Stock Fund, Inc. (StComStk) and Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo)

         The following funds were no longer available as of June 30, 1998:
         American Century: Twentieth Century International Growth Fund (ACTCIntlGr), The Institutional Shares of Federated GNMA Trust (FedGNMA), Neuberger & Berman Guardian Trust (NBGuardTr), Neuberger & Berman Partners Fund (NBPartFd) and Warburg Pincus Emerging Growth Fund (WPEmGro)

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner and ranged from .15% to .45%.

     For contracts issued beginning May 1, 1998 the Company will assess a charge for a Variable Account Fee. Under the terms of the contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the contracts. For the Company's contractual promise to accept these risks and expenses, the contracts provide for the deduction of a Account Fee, which is calculated as a percentage of assets and deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants: (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; (9) any recovery of any credits on initial transfers; and (10) any other factors which the Company deems relevant.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1998.

                                                                              AVERAGE
                                                            UNITS            UNIT VALUE*
                                                          ---------          ---------
AIM Equity Funds, Inc. - AIM Constellation
   Fund - Institutional Class .................           2,804,102        $   2.615355      $  7,333,723
American Century: Twentieth Century Growth Fund          23,617,916            7.188873       169,786,200
American Century: Twentieth Century Select Fund           1,142,563            2.465242         2,816,694
American Century: Twentieth Century Ultra Fund          133,441,158            3.120107       416,350,688
The Bond Fund of America(SM), Inc. ............           6,452,039            2.413732        15,573,490
Davis New York Venture Fund, Inc. - Class A ...             176,508            2.456920           433,666
Delaware Group Decatur Fund, Inc. -
   Decatur Income Fund Institutional Class ....              98,476            3.187883           313,930
Dreyfus Cash Management - Class A .............             195,644            1.240534           242,703
Dreyfus S&P 500 Index Fund ....................          33,949,688            1.423981        48,343,714
The Dreyfus Third Century Fund, Inc. ..........          11,546,556            4.162162        48,058,638
Evergreen Income and Growth Fund - Class Y ....           1,806,299            2.463097         4,449,090
Federated U.S. Government Securities Fund:
   2-5 Years - Institutional Shares ...........           3,086,038            1.246163         3,845,707
Fidelity Asset Manager(TM) ....................           5,132,434            1.633748         8,385,103
Fidelity Capital & Income Fund ................             283,814            5.020048         1,424,760
Fidelity Contrafund ...........................         108,687,299            2.932060       318,677,641
Fidelity Equity-Income Fund ...................          41,936,703            7.654649       321,010,747
Fidelity Growth & Income Portfolio ............           6,098,228            2.998044        18,282,756
Fidelity Magellan(R) Fund .....................          94,090,270            2.823748       265,687,175
The Growth Fund of America(R), Inc. ...........           4,217,986            3.856979        16,268,685
The Income Fund of America(R), Inc. ...........           7,252,393            2.769461        20,085,221
INVESCO Industrial Income Fund, Inc ...........          11,640,500            2.297498        26,744,026
Janus Fund ....................................          38,911,054            2.358482        91,771,017
Janus Worldwide Fund ..........................             766,380            1.236410           947,560
MAS Funds - Fixed Income Portfolio ............           2,721,504            1.374827         3,741,596
MFS(R) Growth Opportunities Fund - Class A ....           3,191,176           10.842102        34,599,055
MFS(R) High Income Fund - Class A .............             892,415            6.533569         5,830,655
Massachusetts Investors Growth Stock
   Fund - Class A .............................             450,074           19.785831         8,905,088
NAAT - The Aggressive Portfolio ...............           2,022,845            1.127738         2,281,239
NAAT - The Conservative Portfolio .............             205,207            1.060636           217,650
NAAT - The Moderate Portfolio .................             391,711            1.100372           431,028
NAAT - The Moderately Aggressive Portfolio ....             809,717            1.109132           898,083
NAAT - The Moderately Conservative Portfolio ..             277,692            1.081180           300,235
Nationwide(R) Bond Fund - Class D .............              46,153            2.262756           104,433
Nationwide(R) Fund - Class D ..................           5,447,357           25.179109       137,159,598
Nationwide(R) Growth Fund - Class D ...........           2,932,322            4.576556        13,419,937
Nationwide(R) Money Market Fund ...............          22,210,616            3.070951        68,207,718

                                                                     (Continued)

Neuberger & Berman Equity Funds -
   Guardian Fund .................................               996,974         1.798309             1,792,867
Neuberger & Berman Equity Funds -
   Manhattan Fund ................................                40,027         3.627202               145,186
Putnam Investors Fund - Class A ..................             2,841,116        22.240828            63,188,772
Putnam Voyager Fund - Class A ....................            40,502,471         4.464814           180,836,017
SEI Index Funds - S&P 500 Index Portfolio ........             6,991,402         4.594691            32,123,334
Seligman Growth Fund, Inc - Class A ..............               221,603        15.072030             3,340,007
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) ...................            16,164,561         2.090811            33,797,046
Templeton Foreign Fund - Class I .................            39,013,365         1.915736            74,739,325
American Century VP - American Century
   VP Balanced ...................................                 5,989         1.718818                10,294
American Century VP - American Century
   VP Capital Appreciation .......................                50,694         1.576695                79,929
The Dreyfus Socially Responsible Growth Fund, Inc.                 5,973         2.345053                14,007
Dreyfus Stock Index Fund .........................                35,562         2.471543                87,893
Fidelity VIP - Asset Manager Portfolio ...........                27,146         1.634311                44,365
Fidelity VIP - Equity-Income Portfolio ...........                97,255         2.060059               200,351
Fidelity VIP - Growth Portfolio ..................                76,566         2.251300               172,373
Fidelity VIP - High Income Portfolio .............                32,377         1.627791                52,703
Fidelity VIP - Overseas Portfolio ................               123,365         1.472768               181,688
Nationwide SAT - Government Bond Fund ............                 9,322         1.814310                16,913
Nationwide SAT - Money Market Fund ...............                14,822         1.341317                19,881
Nationwide SAT - Small Company Fund ..............             1,887,610         1.069945             2,019,638
Nationwide SAT - Total Return Fund ...............                42,478         3.447926               146,461
Neuberger & Berman AMT - Growth Portfolio ........                11,405         2.641385                30,125
Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ...............                 8,044         1.219045                 9,806
Neuberger & Berman AMT - Partners Portfolio ......                21,435         2.298717                49,273
                                                              ==========        =========        --------------
  Total Contract Owners' Equity ..................                                               $2,476,027,503
                                                                                                 ==============



* This is a blended unit value and will not match individual contract owners' unit values as plans receive different contract charges determined by their plan's negotiated rate. As these charges vary by contract and reduce the contract owners' unit value, the unit value for each contract owner varies accordingly.

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                                       35

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220




                                                         Bulk Rate
                                                       U.S. Postage
                                                           PAID
                                                      Columbus, Ohio
                                                      Permit No. 521









Nationwide(SM) is a registered federal service mark of Nationwide Mutual Insurance Company